Financial Risk Management - Summary of Funding Programs (Detail) - 12 months ended Dec. 31, 2022 kr in Millions, $ in Millions	USD ($)	SEK (kr)
Euro Medium Term Note Program [member]
Disclosure Of Funding Programs [Line Items]
Amount	$ 5,000
Utilized	2,218
Unutilized	2,782
SEC Registered Program [member]
Disclosure Of Funding Programs [Line Items]
Amount	0
Utilized	0
Unutilized	$ 0
Commercial Paper Program [Member]
Disclosure Of Funding Programs [Line Items]
Amount | kr		kr 10,000
Utilized | kr		0
Unutilized | kr		kr 10,000